Commitments - Schedule of Commitments (Details) $ in Thousands	9 Months Ended
Sep. 30, 2026 CAD ($)
Schedule of Commitments [Line Items]
Transportation commitments	$ 1,884,838
1 Year [Member]
Schedule of Commitments [Line Items]
Transportation commitments	52,301
2-3 Years [Member]
Schedule of Commitments [Line Items]
Transportation commitments	261,113
4-5 Years [Member]
Schedule of Commitments [Line Items]
Transportation commitments	321,930
Thereafter [Member]
Schedule of Commitments [Line Items]
Transportation commitments	$ 1,249,494